Real Estate Property Refund and Compensation Payable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Real Estate Property Refund and Compensation Payable [Abstract]
Property sales deposits	$ 18,838,103	$ 20,152,652
Compensation	6,159,460	5,122,101
Real estate property refund and compensation payable	$ 24,997,563	$ 25,274,753